RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 17: -	RELATED PARTIES BALANCES AND TRANSACTIONS

a.
The Company acquired services from Galil Software Ltd. (“Galil”), a related party as part of a service agreement between them which was approved by the board of directors of the Company. Galil is owned by a member of the board of directors of the Company. The Company recorded expenses related to services received from Galil amounting to approximately $ 325 and $ 993 for the years ended December 31, 2023 and 2022, respectively.

In addition, as of December 31, 2023 and 2022, the Company had outstanding balances due to Galil in amounts of $ 24 and $ 93, respectively.these balances are presented in other payables account on the balance sheet.

b.
Lynrock Lake Master Fund LP (“Lynrock”) is a Major Sharholder of the Company’s ordinary shares as of December 31, 2023 and 2022. As of December 31, 2023, the Company had an outstanding senior unsecured promissory note in an aggregate principal amount of $ 40,000 (the “Note”) issued to Linrock, see note 18 below. The Company recorded amortization expenses related to the issuance costs of the notes during the years ended December 31, 2023 and 2022, in amountes of $ 198 and $ 171, respectively.

In addition, as of December 31, 2023 and 2022, the Company had Convertible debt balances due to its Note in amounts of approximately $ 39,773 and $ 39,575, respectively.